Victory Target Retirement 2030 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P Target Date 2030 Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	7.07%	8.41%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.79%	6.94%	7.71%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.65%	5.00%	5.55%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.63%	4.87%	5.40%